Convertible Promissory Notes and Warrants (Details) - Schedule of convertible notes - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Convertible Notes Abstract
Balance, December 31, 2021	$ 26,065
Convertible notes issued - new securities	5,815,138
Issuance costs	(415,717)
Debt discount	(5,399,421)
Debt accretion	816,881
Balance, June 30, 2022	$ 842,946	$ 26,065